Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:
		2025	2024	2023
Period-end	$: HK$	7.8000	7.8000	7.8000
Period average	$: HK$	7.8000	7.8000	7.8000
Period-end	$: THB	31.4215	34.3353	34.2265
Period average	$: THB	31.7436	35.2262	34.7867
Period-end	$: RMB	7.2001	7.2994	7.0971
Period average	$: RMB	7.2327	7.1946	7.0835

Schedule of Estimated Useful Lives of the Plan and Equipment	The estimated useful lives of the plan and equipment are as follows:
Furniture and fixtures	3 – 5 years
Leasehold improvements	the lesser of useful life or term of lease
Medical instruments	3 – 10 years
Motor vehicle	3 – 5 years
Office equipment	3 – 5 years